Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pacific Gas And Electric Company [Member]
Customer advances for construction	$ 101	$ 108
Reserve for damages	175	243
Environmental reserve	97	157
Compensation	229	310
Net operating loss carryforward	938	728
Other	264	217
Total deferred income tax assets	1,804	1,763
Regulatory balancing accounts	256	643
Property related basis differences	7,449	6,544
Income tax regulatory asset	663	588
Other	173	192
Total deferred income tax liabilities	8,541	7,967
Total net deferred income tax liabilities	6,737	6,204
Included in current liabilities (assets)	(11)	196
Included in noncurrent liabilities	6,748	6,008
Utility [Member]
Customer advances for construction	101	108
Reserve for damages	175	243
Environmental reserve	97	157
Compensation	179	258
Net operating loss carryforward	736	567
Other	255	180
Total deferred income tax assets	1,543	1,513
Regulatory balancing accounts	256	643
Property related basis differences	7,447	6,536
Income tax regulatory asset	663	588
Other	99	105
Total deferred income tax liabilities	8,465	7,872
Total net deferred income tax liabilities	6,922	6,359
Included in current liabilities (assets)	(17)	199
Included in noncurrent liabilities	$ 6,939	$ 6,160